Intangibles (Remaining Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 52,881
2015	42,877
2016	37,545
2017	32,020
2018	16,696
Thereafter	38,059
Total	$ 220,078	$ 287,847